INCOME TAXES - Tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Federal tax credits
Tax Credits, Total	$ 41,830
Deferred Tax Assets, Valuation Allowance	205,877	$ 210,551
United States
Federal tax credits
Deferred Tax Assets, Valuation Allowance	106,400	$ 101,800
Foreign Tax Authority
Federal tax credits
Tax Credits, Expiring	$ 41,830